Provisions - Schedule of maturity of estimated benefits payments (Details) - Spain € in Millions	Dec. 31, 2025 EUR (€)
2026
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 461
2027
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	391
2028
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	331
2029
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	274
2030
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	223
2031 to 2035
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 672